Investment Securities (Schedule Of FHN's Investment Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 3,924,348,000	[1]	$ 3,526,482,000	[2]
Securities available for sale, Gross Unrealized Gains	34,003,000	[1]	57,365,000	[2]
Securities available for sale, Gross Unrealized Losses	(28,505,000)	[1]	(27,234,000)	[2]
Securities available for sale, Fair Value	3,929,846,000	[1]	3,556,613,000	[2]
Pledged available for sale securities	2,900,000,000		3,300,000,000
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	14,320,000		4,292,000
Securities held to maturity, Gross Unrealized Gains	1,029,000		1,112,000
Securities held to maturity, Gross Unrealized Losses	0		0
Securities held to maturity, Fair Value	15,349,000		5,404,000
FRB [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	65,800,000		66,000,000
FHLB-Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	87,900,000		87,900,000
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	100,000		100,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	100,000		100,000
Government Agency Issued Mortgage-Backed Securities ("MBS")
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,555,798,000		716,618,000
Securities available for sale, Gross Unrealized Gains	23,437,000		35,287,000
Securities available for sale, Gross Unrealized Losses	(5,624,000)		(740,000)
Securities available for sale, Fair Value	1,573,611,000		751,165,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,181,998,000		2,615,620,000
Securities available for sale, Gross Unrealized Gains	10,566,000		22,026,000
Securities available for sale, Gross Unrealized Losses	(22,881,000)		(26,380,000)
Securities available for sale, Fair Value	2,169,683,000		2,611,266,000
Other U.S. Government Agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	102,000		1,755,000
Securities available for sale, Gross Unrealized Gains	0		52,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	102,000		1,807,000
States And Municipalities
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,500,000		10,205,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	1,500,000		10,205,000
Equity and other
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	184,850,000	[3]	182,184,000	[4]
Securities available for sale, Gross Unrealized Gains	0	[3]	0	[4]
Securities available for sale, Gross Unrealized Losses	0	[3]	(114,000)	[4]
Securities available for sale, Fair Value	184,850,000	[3]	182,070,000	[4]
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	0
Securities held to maturity, Fair Value	0
States And Municipalities
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	4,320,000		4,292,000
Securities held to maturity, Gross Unrealized Gains	989,000		1,112,000
Securities held to maturity, Gross Unrealized Losses	0		0
Securities held to maturity, Fair Value	5,309,000		$ 5,404,000
Corporate Bonds
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	10,000,000
Securities held to maturity, Gross Unrealized Gains	40,000
Securities held to maturity, Gross Unrealized Losses	0
Securities held to maturity, Fair Value	$ 10,040,000

[1]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 65.8 million. The remainder is money market , mutual funds, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 66.0 million. The remainder is money market , mutual funds, and cost method investments.